As filed with the Securities and Exchange Commission on May 16, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 1635
New York, NY 10169
(Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
230 Park Avenue, Suite 1635
New York, NY 10169
(Name and address of agent for service)

(212) 856-8250 or (800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
March 31, 2005 (Unaudited)

COMMON STOCKS - 96.2%

Aerospace - 2.3%
Boeing Co.		2,000	$ 116,920
DRS Technologies, Inc. (a)		2,500	106,250
Lockheed Martin Corp.		2,500	152,650
			375,820

Banks - 1.5%
US Bancorp		5,000	144,100
Wachovia Corp.		2,000	101,820
			245,920

Biotechnology - 6.0%
Amgen, Inc. (a)		2,000	116,420
Biogen Idec, Inc. (a)		2,000	69,020
Genentech, Inc. (a)		2,000	113,220
Genzyme Corp. (a)		4,000	228,960
Gilead Sciences, Inc. (a)		4,000	143,200
Martek Biosciences Corp. (a)		5,000	290,950
			961,770

Building & Construction - 0.6%
Louisiana-Pacific Corp.		4,000	100,560

Chemicals - 3.9%
The Dow Chemical Co.		3,000	149,550
Engelhard Corp.		2,000	60,060
Rohm & Haas Co.		3,000	144,000
RPM International, Inc.		5,000	91,400
Sigma-Aldrich Corp.		3,000	183,750
			628,760

Containers - 0.5%
Ball Corp.		2,000	82,960

Construction Services - 0.6%
Maverick Tube Corp. (a)		3,000	97,530

Drugs -1.9%
Pfizer, Inc.		5,000	131,350
Wyeth		4,000	168,720
			300,070

Electrical Equipment - 0.4%
Emerson Electric Co.		1,000	64,930

Energy - 7.7%
Apache Corp.		2,000	$ 122,460
Arch Coal, Inc.		3,000	129,030
Burlington Resources, Inc.		3,500	175,245
Canadian Superior Energy, Inc. (a)(b)		65,000	113,750
Devon Energy Corp.		3,000	143,250
Peabody Energy Corp.		3,000	139,080
Unocal Corp.		2,000	123,380
USEC, Inc.		2,000	32,560
Valero Energy Corp.		2,000	146,540
Williams Cos, Inc.		6,000	112,860
			1,238,155

Financial Services - 1.0%
The Goldman Sachs Group, Inc.		1,500	164,985

Food Services and Lodging - 1.7%
McDonald's Corp.		3,500	108,990
Yum! Brands, Inc.		3,000	155,430
			264,420

Furnishings - 0.5%
Tempur-Pedic International, Inc. (a)		4,000	74,640

Health Care - 7.5%
Community Health Systems, Inc. (a)		3,000	104,730
Coventry Health Care, Inc. (a)		2,000	136,280
Cutera, Inc. (a)		3,500	67,480
Humana, Inc. (a)		6,000	191,640
Johnson & Johnson		2,000	134,320
Manor Care, Inc.		4,000	145,440
Medco Health Solutions, Inc. (a)		2,500	123,925
Psychiatric Solutions, Inc. (a)		3,000	138,000
Quest Diagnostics		1,500	157,695
			1,199,510

Instrumentation - 0.6%
Applied Materials, Inc.		6,000	97,500

Insurance - 5.4%
Aetna, Inc.		2,000	149,900
The Allstate Corp.		2,000	108,120
AmerUs Group Co.		2,400	113,400
Cigna Corp.		1,200	107,160
Loews Corp.		2,000	147,080
White Mountains Insurance Group Ltd (b)		400	243,400
			869,060

Machinery - 1.5%
Caterpillar, Inc.		1,500	137,160
Ingersoll-Rand Co. - Class A (b)		1,200	95,580
			232,740

Metals & Mining - 6.2%
BHP Billiton Ltd. ADR		4,000	$ 111,920
Cleveland-Cliffs, Inc.		1,500	109,305
Commercial Metals Co.		6,000	203,340
Phelps Dodge Corp.		1,200	122,076
Placer Dome, Inc. (b)		10,000	162,200
POSCO ADR		4,500	222,120
Steel Dynamics, Inc.		2,000	68,900
			999,861

Office Equipment - 4.6%
Dell, Inc. (a)		8,000	307,360
EMC Corp. (a)		6,000	73,920
Hutchinson Technology, Inc. (a)		2,500	86,950
Network Appliance, Inc. (a)		5,000	138,300
Seagate Technology (a)(b)		7,000	136,850
			743,380

Publishing & Broadcast - 1.6%
Comcast Corp. (a)		3,000	101,340
XM Satellite Radio Holdings, Inc. - Class A (a)		5,000	157,500
			258,840

Retail - 2.5%
Federated Department Stores		2,000	127,280
Nordstrom, Inc.		3,000	166,140
Target Corp.		2,000	100,040
			393,460

Semiconductors - 4.6%
Freescale Semiconductor, Inc. - Class A (a)		8,000	135,600
Intel Corp.		6,000	139,380
Marvell Technology Group Ltd. (a)(b)		4,000	153,360
Nvidia Corp. (a)		3,000	71,280
Texas Instruments, Inc.		6,000	152,940
Vitesse Semiconductor Corp. (a)		10,000	26,800
Xilinx, Inc.		2,000	58,460
			737,820

Services - 8.5%
Amazon.Com, Inc. (a)		3,000	102,810
Cintas Corp.		4,000	165,240
Google, Inc. (a)		1,000	180,510
Infosys Technologies Ltd ADR		2,000	147,460
NCR Corp. (a)		2,000	67,480
Private Business, Inc. (a)		50,000	104,000
Scientific Games Corp. - Class A (a)		3,000	68,550
Trizetto Group (a)		9,000	83,790
Vertrue, Inc. (a)		1,500	53,160
Waste Management, Inc.		4,000	115,400
Yahoo!, Inc. (a)		8,000	271,200
			1,359,600

Software - 7.9%
Adobe Systems, Inc.		3,000	$ 201,510
Ansys, Inc. (a)		2,000	68,420
Blackboard, Inc. (a)		6,000	104,640
Internet Security Systems (a)		3,000	54,900
Kronos, Inc. (a)		1,700	86,887
Openwave Systems, Inc. (a)		10,000	121,900
RSA Security, Inc. (a)		6,000	95,100
SafeNet, Inc. (a)		3,500	102,585
SAP AG ADR		3,500	140,280
VeriSign, Inc. (a)		10,000	287,000
			1,263,222

Specialty Retail - 7.2%
Abercrombie & Fitch Co. - Class A		1,500	85,860
Barnes & Noble, Inc. (a)		4,000	137,960
Burlington Coat Factory Warehouse Corp.		5,000	143,500
The Gap Inc.		4,000	87,360
Home Depot, Inc.		7,000	267,680
Liz Claiborne, Inc.		3,000	120,390
Tiffany & Co.		4,000	138,080
VF Corp.		3,000	177,420
			1,158,250

Telecommunications - 6.3%
America Movil SA de CV ADR		4,000	206,400
Juniper Networks, Inc. (a)		9,000	198,540
Lucent Technologies, Inc. (a)		25,000	68,750
Motorola, Inc.		6,000	89,820
Nextel Communications, Inc. - Class A (a)		7,000	198,940
Nextel Partners, Inc. (a)		5,000	109,800
QUALCOMM, Inc.		4,000	146,600
			1,018,850

Transportation - 2.4%
FedEx Corp.		1,700	159,715
Landstar System, Inc. (a)		3,000	98,250
Overseas Shipholding Group		2,000	125,820
			383,785

Utilities - 0.8%
Korea Electric Power Corp. ADR		10,000	134,400

TOTAL COMMON STOCKS (Cost $12,766,515)			15,450,798

CORPORATE BONDS - 0.9%
Diversified Financial Services - 0.9%
General Electric Capital Corp.
5.00% due 12/18/2018		$ 150,000	145,015
TOTAL CORPORATE BONDS (Cost $150,000)			145,015

CONVERTIBLE BONDS - 0.8%
Aerospace - 0.8%
Spacehab, Inc.
8.00% due 10/15/2007		150,000	128,625
TOTAL CONVERTIBLE BONDS (Cost $116,306)			128,625

SHORT-TERM INVESTMENTS - 1.3%
First American Government Obligations Fund		206,125	$ 206,125
TOTAL SHORT-TERM INVESTMENTS (Cost $206,125)			206,125

TOTAL INVESTMENTS (Cost $13,238,946) - 99.2%			15,930,563
Other Assets in Excess of Liabilities - 0.8%			131,100
TOTAL NET ASSETS - 100.0%			$ 16,061,663

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Domiciled

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title) /s/Robert P. Morse
Robert P. Morse, President

Date May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert P. Morse
Robert P. Morse, President

Date May 16, 2005

By (Signature and Title)* /s/Jian H. Wang
Jian H. Wang, Treasurer

Date May 16, 2005

* Print the name and title of each signing officer under his or her signature.